Assets and liabilities in accordance with the remaining contractual maturities, considering the undiscounted flows are as follows: (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	R$ 3,122	R$ 3,839
Debt instruments	3,122	3,839
Financial assets measured at fair value in profit or loss for trading	39,191	130,108
Debt instruments	17,791	96,104
Equity Instruments	44	1,164
Derivatives	21,354	32,840
Financial assets measured at fair value in other comprehensive income	125,635	134,110
Debt instruments	125,635	134,038
Equity Instruments		72
Financial Assets Measured at Amortized Cost	537,155	611,509	R$ 457,369
Loans and Other Amounts with Credit Institutions	79,108	72,324
Loans and advances to customers	411,737	519,415
Debt instruments	46,310	19,771
Total	705,102	880,005
Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	37,609	81,424
Derivatives	24,828	36,270
Short positions	12,781	45,153
Financial liabilities at amortized cost	689,197	532,838
Deposits from the Central Bank of Brazil and deposits from credit institutions	119,157	70,421
Customer deposits	473,613	383,372
Bonds and securities	76,922	65,925
Debt Instruments Eligible to Capital	19,504	13,120
Total	726,806	1,228,525
Financial assets not intended for trading Mandatory measured at the fair value of the result		439
Equity Instruments		439
Financial Assets Held For Trading			20,722
Debt instruments			3,504
Trading derivatives			17,218
Other financial assets at fair value through profit or loss			47,795
Debt instruments			47,795
Investments Held to Maturity			10,633
Reserves from Brazilian Central Bank			69,663
Total			606,182
Deposits from credit institutions			434,623
Subordinated Debts / Debt Instruments Eligible to Compose Capital			12,673
Marketable debt securities			85,657
Trading derivatives			20,239
Short positions			23,501
Total			576,693
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income
Debt instruments
Financial assets measured at fair value in profit or loss for trading	5,573	16,028
Debt instruments	355	3,873
Equity Instruments	21	1,164
Derivatives	5,197	10,992
Financial assets measured at fair value in other comprehensive income	54,012	5,000
Debt instruments	54,012	4,928
Equity Instruments		72
Financial Assets Measured at Amortized Cost	109,330	53,147	32,417
Loans and Other Amounts with Credit Institutions	73,290	24,638
Loans and advances to customers	34,989	28,424
Debt instruments	1,051	85
Total	168,915	74,615
Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	18,955	55,313
Derivatives	6,174	10,160
Short positions	12,781	45,153
Financial liabilities at amortized cost	289,743	176,223
Deposits from the Central Bank of Brazil and deposits from credit institutions	33,714	3,707
Customer deposits	252,070	165,171
Bonds and securities	3,959	7,345
Debt Instruments Eligible to Capital
Total	308,698	463,072
Financial assets not intended for trading Mandatory measured at the fair value of the result		439
Equity Instruments		439
Financial Assets Held For Trading			3,766
Debt instruments			46
Trading derivatives			3,720
Other financial assets at fair value through profit or loss			2,642
Debt instruments			2,642
Investments Held to Maturity			99
Reserves from Brazilian Central Bank			69,663
Total			108,587
Deposits from credit institutions			218,883
Subordinated Debts / Debt Instruments Eligible to Compose Capital
Marketable debt securities			3,697
Trading derivatives			4,597
Short positions			23,501
Total			250,678
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income		174
Debt instruments		174
Financial assets measured at fair value in profit or loss for trading	4,197	19,211
Debt instruments	850	12,513
Equity Instruments	1
Derivatives	3,346	6,698
Financial assets measured at fair value in other comprehensive income	1,007	3,874
Debt instruments	1,007	3,874
Equity Instruments
Financial Assets Measured at Amortized Cost	98,848	145,280	89,335
Loans and Other Amounts with Credit Institutions	1,464	40,579
Loans and advances to customers	94,872	102,379
Debt instruments	2,512	2,321
Total	104,053	168,538
Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	2,564	7,878
Derivatives	2,564	7,878
Short positions
Financial liabilities at amortized cost	106,358	101,111
Deposits from the Central Bank of Brazil and deposits from credit institutions	46,465	33,039
Customer deposits	48,364	44,571
Bonds and securities	11,529	23,502
Debt Instruments Eligible to Capital
Total	108,922	217,979
Financial assets not intended for trading Mandatory measured at the fair value of the result
Equity Instruments
Financial Assets Held For Trading			1,103
Debt instruments			15
Trading derivatives			1,088
Other financial assets at fair value through profit or loss			1,160
Debt instruments			1,160
Investments Held to Maturity			111
Reserves from Brazilian Central Bank
Total			91,709
Deposits from credit institutions			61,461
Subordinated Debts / Debt Instruments Eligible to Compose Capital
Marketable debt securities			26,096
Trading derivatives			1,621
Short positions
Total			89,178
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income		98
Debt instruments		98
Financial assets measured at fair value in profit or loss for trading	5,031	5,763
Debt instruments	2,261	4,046
Equity Instruments	8
Derivatives	2,762	1,717
Financial assets measured at fair value in other comprehensive income	4,690	13,850
Debt instruments	4,690	13,850
Equity Instruments
Financial Assets Measured at Amortized Cost	78,187	69,004	65,395
Loans and Other Amounts with Credit Institutions	2,041	2,901
Loans and advances to customers	55,118	64,194
Debt instruments	21,028	1,909
Total	87,907	88,715
Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	2,191	2,088
Derivatives	2,191	2,088
Short positions
Financial liabilities at amortized cost	102,585	93,103
Deposits from the Central Bank of Brazil and deposits from credit institutions	25,626	22,860
Customer deposits	67,467	62,606
Bonds and securities	9,492	7,637
Debt Instruments Eligible to Capital
Total	104,776	190,382
Financial assets not intended for trading Mandatory measured at the fair value of the result
Equity Instruments
Financial Assets Held For Trading			802
Debt instruments			205
Trading derivatives			597
Other financial assets at fair value through profit or loss			4,853
Debt instruments			4,853
Investments Held to Maturity			327
Reserves from Brazilian Central Bank
Total			71,377
Deposits from credit institutions			71,953
Subordinated Debts / Debt Instruments Eligible to Compose Capital
Marketable debt securities			19,829
Trading derivatives			1,074
Short positions
Total			92,856
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income		667
Debt instruments		667
Financial assets measured at fair value in profit or loss for trading	16,366	63,618
Debt instruments	8,786	53,814
Equity Instruments	11
Derivatives	7,568	9,804
Financial assets measured at fair value in other comprehensive income	50,092	75,849
Debt instruments	50,092	75,849
Equity Instruments
Financial Assets Measured at Amortized Cost	172,736	208,295	159,615
Loans and Other Amounts with Credit Institutions	2,313	4,205
Loans and advances to customers	150,204	188,430
Debt instruments	20,219	15,660
Total	239,195	348,429
Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	11,196	12,629
Derivatives	11,196	12,629
Short positions
Financial liabilities at amortized cost	165,145	145,931
Deposits from the Central Bank of Brazil and deposits from credit institutions	10,610	8,014
Customer deposits	105,690	110,809
Bonds and securities	48,845	27,109
Debt Instruments Eligible to Capital
Total	176,341	317,119
Financial assets not intended for trading Mandatory measured at the fair value of the result
Equity Instruments
Financial Assets Held For Trading			8,894
Debt instruments			638
Trading derivatives			8,256
Other financial assets at fair value through profit or loss			23,638
Debt instruments			23,638
Investments Held to Maturity			4,066
Reserves from Brazilian Central Bank
Total			196,213
Deposits from credit institutions			79,666
Subordinated Debts / Debt Instruments Eligible to Compose Capital			12,673
Marketable debt securities			31,407
Trading derivatives			9,119
Short positions
Total			132,865
Above 5 Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	3,122	2,900
Debt instruments	3,122	2,900
Financial assets measured at fair value in profit or loss for trading	8,023	25,489
Debt instruments	5,539	21,859
Equity Instruments	3
Derivatives	2,481	3,629
Financial assets measured at fair value in other comprehensive income	15,833	35,538
Debt instruments	15,833	35,538
Equity Instruments
Financial Assets Measured at Amortized Cost	78,053	135,783	110,607
Loans and Other Amounts with Credit Institutions
Loans and advances to customers	76,554	135,987
Debt instruments	1,499	(205)
Total	105,032	199,709
Remunerated Liabilities:
Financial Liabilities Measured at Fair Value in Income Held for Trading	2,703	3,515
Derivatives	2,703	3,515
Short positions
Financial liabilities at amortized cost	25,366	16,471
Deposits from the Central Bank of Brazil and deposits from credit institutions	2,742	2,802
Customer deposits	23	215
Bonds and securities	3,097	333
Debt Instruments Eligible to Capital	19,504	13,120
Total	R$ 28,069	39,972
Financial assets not intended for trading Mandatory measured at the fair value of the result
Equity Instruments
Financial Assets Held For Trading			6,157
Debt instruments			2,600
Trading derivatives			3,557
Other financial assets at fair value through profit or loss			15,502
Debt instruments			15,502
Investments Held to Maturity			6,030
Reserves from Brazilian Central Bank
Total			138,296
Deposits from credit institutions			2,660
Subordinated Debts / Debt Instruments Eligible to Compose Capital
Marketable debt securities			4,628
Trading derivatives			3,828
Short positions
Total			R$ 11,116